BORROWINGS (Details) - Additional Information R$ in Thousands, $ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	10 Months Ended		12 Months Ended
	Dec. 27, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 42,693	$ 0
Repayment of loan							$ 48,444
Additional borrowings							32,210
Net proceeds from borrowings							32,210
Adjustment to nominal interest rate basis				5.00%		5.00%		5.00%	5.00%
Minera Mexicana El Rosario, S.A. de C.V [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding loan	$ 10,000
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 16,060	0
Nominal interest rate				5.80%		5.80%		5.80%	5.80%
Repayment of loan				$ 32,343	$ 22,529	$ 6,000
Additional borrowings							$ 0
Nominal interest rate basis						Reserve Bank of Australia reserve	Reserve Bank of Australia reserve
Adjustment to nominal interest rate basis				5.00%		5.00%		5.00%	5.00%
MACA Limited loan | Beadell
Disclosure of detailed information about borrowings [line items]
Outstanding loan				$ 54,700		$ 54,700			$ 38,822
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 0	0
Borrowings repurchased, aggregate price							$ 10,500
Borrowings repurchased, principal amount							10,000
Borrowings repurchased, change of control premium							500
Borrowings Repurchase, Accrued Interest							155
Nominal interest rate				6.00%		6.00%		6.00%	6.00%
Additional borrowings							$ 0
Convertible Debentures | Beadell
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 10,000
Change of Control Purchase Offer, Percent of principal amount						105.00%	105.00%
Santander Itau Facility
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 0	0
Nominal interest rate				5.90%		5.90%		5.90%	5.90%
Repayment of loan		$ 5,000					$ 5,000
Additional borrowings							0
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 16,034	0
Nominal interest rate				5.50%		5.50%		5.50%	5.50%
Principal amount acquired through business acquisitions							15,000
Accrued interest acquired through business acquisitions							29
Additional borrowings			$ 1,500				$ 18,600
Net proceeds from borrowings			$ 900
Weighted average fixed interest rate (as a percent)						5.30%	5.30%
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Outstanding loan								R$ 237	$ 589	0
Nominal interest rate				13.70%		13.70%		13.70%	13.70%
Additional borrowings							$ 3,610
Maximum amount of borrowings								R$ 3,000	$ 744
Monthly interest rate						1.00%	1.00%
IXM Note
Disclosure of detailed information about borrowings [line items]
Outstanding loan									$ 10,010	$ 0
Additional borrowings							$ 10,000
Nominal interest rate basis	3-month USD LIBOR
Adjustment to nominal interest rate basis	5.00%
Financial covenants, threshold minimum consolidated cash and cash equivalents	$ 10,000
Financial covenants, threshold maximum consolidated net debt to adjusted EBITDA ratio	200
Financial covenants, threshold maximum consolidated total debt to total assets ratio	50
IXM Note | Minera Mexicana El Rosario, S.A. de C.V [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 10,000